Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales
Trade	$ 2,759,290	$ 2,229,325	$ 2,215,332
Related parties	19,772	18,763	25,259
Total sales	2,779,062	2,248,088	2,240,591
Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	2,343,174	1,952,619	1,947,362
Materials, labor, and other operating expenses from related parties (excluding depreciation)	60,271	40,058	33,613
Depreciation and amortization	33,407	37,022	34,899
Selling and distribution expenses	235,055	204,998	202,464
General and administrative expenses	43,122	37,242	38,463
General and administrative expenses from related party	0	0	1,576
Other (income) expense, net	(902)	(3,195)	4,624
Total costs and expenses	2,715,931	2,275,134	2,253,753
Income (loss) from operations	63,131	(27,046)	(13,162)
Foreign exchange gain (loss)	37	(497)	352
Gain on repurchase of long-term debt	0	0	28
Interest expense	(21,757)	(18,987)	(21,005)
Interest income	392	407	790
Total nonoperating income (expense)	(21,328)	(19,077)	(19,835)
Income (loss) before income taxes	41,803	(46,123)	(32,997)
Income tax provision	(307)	(240)	(300)
Net income (loss)	$ 41,496	$ (46,363)	$ (33,297)
Net income (loss) per common share:
Basic and diluted	$ 1.40	$ (1.56)	$ (1.12)
Weighted average shares outstanding:
Basic and diluted	29,700	29,700	29,700